Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 — INTANGIBLE ASSETS

Intangible assets, net, consist of the following as of:

	September 30, 2019	December 31, 2018
Merchant Portfolios	$2,190,000	$2,190,000
Less Accumulated Amortization	(443,547)	(208,571)
Net residual portfolios	$1,746,453	$1,981,429
	September 30, 2019	December 31, 2018
Trade name	$2,500,000	$2,500,000
Less Accumulated Amortization	(708,000)	(333,333)
Net trade name	$1,792,000	$2,166,667

Amortization expense for the three and nine months ended September 30, 2019 was $203,214 and $609,643, respectively.

Amortization expense for the three and nine months ended September 30, 2018 was $227,676 and $455,353, respectively.

The Company’s merchant portfolios and tradename are being amortized over respective useful lives of 7 and 5 years.

The following sets forth the estimated amortization expense related to amortizing intangible assets for the years ended December 31:

2019 (remainder of year)	$203,214
2020	$812,857
2021	$812,857
2022	$812,857
2023	$479,524
Thereafter	$417,144
Total	$3,538,453

The weighted average remaining useful life of amortizing intangible assets was 5.25 years at September 30, 2019.

NOTE 6 – INTANGIBLE ASSETS

Other assets consist of the following as of:

	December 31		December 31, 2017
	2018	2017	Predecessor
Merchant Portfolios	$2,190,000	$-	$2,540,690
Less Accumulated Amortization	(208,571)	-	(756,158)
Net residual portfolios	$1,981,429	$-	$1,784,532

	December 31		December 31, 2017
	2018	2017	Predecessor
Trade name	$2,500,000	$-	$-
Less Accumulated Amortization	(333,333)	-	-
Net trade name	$2,166,667	$-	$-

Amortization expense amounted to $541,904 for the year ended December 31, 2018. The predecessor’s amortization expense for the period from January 1, 2018 to April 8, 2018 and for the year ended December 31, 2017 was $90,739 and $362,956, respectively.

The Company’s merchant portfolios and tradename are being amortized over respective useful lives of 7 and 5 years.

The following sets forth the estimated amortization expense related to amortizing intangible assets for the years ended December 31:

2019	$812,857
2020	$812,857
2021	$812,857
2022	$812,857
2023	$479,524
Thereafter	$417,144

The weighted average remaining useful life of amortizing intangible assets was 6 years at December 31, 2018.